INCOME TAXES (Schedule of Reconciliation of Tax Computed by Applying Statutory Income Tax Rate of Company to Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Income tax computed at parent statutory tax rate
Non-deductible expenses	$ 5.7	$ 2.1	$ 3.4
Foreign tax rate differences	12.0	0.2	$ (13.6)
Income not subject to taxation	(0.2)	(7.9)
Others	(5.2)	0.1	$ (0.2)
Changes in the valuation allowance	(2.2)	6.9	10.8
Income tax expense	$ 10.1	$ 1.4	$ 0.4